Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Basis of presentation
a. Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest million.

Principles of consolidation
b. Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through the Contractual Arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Reclassifications
c. Reclassifications
Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income, shareholders’ equity, or cash flows as previously reported.

Non-controlling interests
d.
Non-controlling
interests
For the Company’s subsidiaries and consolidated VIEs,
non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Company. With respect to impairment losses of goodwill and intangible assets of the Company’s subsidiaries and consolidated VIEs, the Company attributes impairment losses on the basis of the relative ownership interests of the parent and non-controlling
shareholders.

Use of estimates
e. Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, returns allowance, vendor rebates, taxation, fair value of assets and liabilities acquired in business combinations, fair value of certain equity investees, assessment for impairment of long-lived assets and goodwill, investments in equity investees, allowance for doubtful accounts including expected credit losses, inventory reserve for excess and obsolete inventories, lower of cost and net realizable value of inventories, depreciable lives of property, equipment and software, useful lives of intangible assets and the discount rate for lease. Actual results may differ materially from those estimates.

Foreign currency translation
f. Foreign currency translation
The Group’s reporting currency is Renminbi

(“RMB”) as the major operations of the Group are within the PRC. The functional currency of the Company is the U.S. dollars (“US$”). The Group’s PRC subsidiaries and consolidated VIEs generally determined their functional currency to be RMB. The Group’s subsidiaries and consolidated VIEs determined their functional currencies based on the criteria of ASC Topic 830,
Foreign Currency Matters
.
Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of “others, net” in the consolidated statements of operations and comprehensive income.
The consolidated financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current year are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in “accumulated other comprehensive income/(loss)” as a component of shareholders’ equity.
The Company designates certain
non-derivative
instruments to hedge its net investments in certain foreign operations, to manage exposure in exchange rates. In December 2023, the Company designated the principal of its 8.3 billion of RMB denominated debt to hedge its $US denominated net investment in a certain subsidiary with functional currency of RMB. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity in “accumulated other comprehensive income/(loss)”, net of income taxes, while the ineffective portion and the operating costs are recognized in the consolidated statements of operations and comprehensive income. For the years ended December 31, 2023, 2024 and 2025, the net investment hedge is deemed to be perfectly effective. The gain or loss on the hedging instrument that has been recognized directly in “accumulated other comprehensive income/(loss)” shall be recognized in the consolidated statements of operations and comprehensive income when the disposal of the foreign subsidiary occurs. The Group also holds certain foreign currency forward contracts with an intention to offset the exposure to the changes in value of certain foreign currency denominated assets or/and liabilities, but not all of them are designated as hedges accounting. Please refer to Note 2(j).

Convenience translation
g. Convenience translation
Translations of the consolidated balance sheets, the consolidated statements of operations and comprehensive income and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Cash and cash equivalents	h. Cash and cash equivalents Cash and cash equivalents primarily consist of cash on hand and time deposits which have original maturities of three months or less.
Restricted cash
i. Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the “total cash, cash equivalents, and restricted cash” in the consolidated statements of cash flows. The Group’s restricted cash mainly includes security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee.

Short-term investments
j. Short-term investments
Short-term investments include wealth management products, time deposits placed with banks with original maturities longer than three months but less than one year and maturities less than one year, and foreign currency forward contract. Wealth management products are certain deposits with variable interest rates or principal not-guaranteed
with certain financial institutions. The Group elects the fair value option to record wealth management products with variable interest rates as well as principal not guaranteed and deposits mainly indexed to foreign exchange with maturities less than one year at fair value in accordance with ASC Topic 825,
Financial Instruments
. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income. The Group also holds deposits that earn fixed interest rate return only if the Group hold the securities to maturity. As the Group has the positive intent and ability to hold the deposits to maturity, they are classified as held-to-maturity
and recorded at amortized cost. The Group uses foreign currency forward contracts to offset the exposure to the change in value of certain foreign currency denominated assets or/and liabilities held at foreign subsidiaries that are remeasured at the end of each period. Foreign currency forward contracts which are not designated as hedges are recorded as assets or/and liabilities on the balance sheet at fair value, with changes in the fair value reflected in “others, net” in the consolidated statements of operations and comprehensive income.

Accounts receivable, net
k. Accounts receivable, net
Accounts receivable represents the amounts that the Group has an unconditional right to consideration, and are recorded net of allowance for doubtful accounts.
The Group, in collaboration with Jingdong Technology Holding Co., Ltd. (“JD Technology”), provides consumer financing to the qualified customers in the online retail business, such consumer financing receivables are recorded as accounts receivable. Due to the legacy contractual arrangements with JD Technology, the Group remains as the legal owner of the consumer financing receivables, where JD Technology performs the related credit assessment and is obligated to purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements. As such, no allowance for doubtful accounts were provided. The Group, in collaboration with JD Technology, periodically securitizes consumer financing receivables through the transfer of those assets to securitization vehicles. Please refer to Note 2(w). In addition, the Group transfers ownership of some of its accounts receivable originated from qualified corporate customers to JD Technology without recourse.
Other than the accounts receivable arising from the consumer financing, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Group’s receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories, net
l. Inventories, net
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventories is mainly determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in “cost of revenues” in the consolidated statements of operations and comprehensive income.
The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party merchants maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Loan receivables, net
m. Loan receivables, net
Loan receivables represent the consumer financing, in collaboration with JD Technology, provided to qualified individual customers on the Group’s online marketplace. Due to the legacy contractual arrangements with JD Technology, the Group remains as the legal owner of the consumer financing receivables, including such loan receivables, where JD Technology performs the related credit assessment and absorbs the credit risks. The loan terms extended to the customers generally range from 1 month to 24 months. As JD Technology is obligated to purchase the receivables past due over certain agreed period of time from the Group at carrying values to absorb the credit risks, no provision for doubtful accounts was recorded for the years ended December 31, 2023, 2024 and 2025. The loan receivables were measured at amortized cost and reported in the consolidated balance sheets at outstanding principal. As of December 31, 2024 and 2025, the loan receivables with the collection period less than one year amounting to RMB1,279 million and RMB1,476 million, respectively, were classified into “prepayments and other current assets” in the consolidated balance sheets. As of December 31, 2024 and 2025, the loan receivables with the collection period over one year amounting to RMB373 million and RMB860 million, respectively, were classified into “other non-current
assets” in the consolidated balance sheets. Cash paid for loan originations and cash received from loan repayments are classified as investing activities in the consolidated statements of cash flows. The Group, in collaboration with JD Technology, periodically securitizes loan receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(w).

Property, equipment and software, net
n. Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives of major property, equipment and software are as follows:

Category	Estimated useful lives
Electronic equipment	3 - 5 years
Software	3 - 5 years
Vehicles	3 - 6 years
Office equipment	5 years
Logistics, warehouse and other heavy equipment	5 - 10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Building	18 - 40 years
Building improvement	5 - 10 years
Land	Indefinite
Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive income.

Construction in progress
o. Construction in progress
Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2024 and 2025, construction in progress were primarily relating to the construction of office buildings and warehouses.

Land use rights, net
p. Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 18 to 70 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net
q. Intangible assets, net
Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The Group determines the fair value using the appropriate approach which requires management to make significant estimates and assumptions. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.
The estimated useful lives of major intangible assets are as follows:

Category	Estimated useful lives
Customer relationship	3 - 10 years
Technology and others	3 - 10 years
Non-compete	5 -8 years
Domain names and trademarks	5 - 20 years

Goodwill
r. Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Asset Acquisition
s. Asset acquisition
When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on their cost, which generally includes the transaction costs of the asset acquisition. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill.
For the years ended December 31, 2023, 2024 and 2025, the Group entered into several transactions, which were accounted for as asset acquisitions, to acquire certain assets for development purpose, mainly including RMB5,997 million, RMB4,079 million and RMB3,707 million of property, equipment and software, net, RMB1,009 million, RMB144 million and RMB73 million of construction in progress and
RMB2,638 million, RMB240 million and RMB700 million of land use rights, respectively.

Investments in equity investees
t. Investments in equity investees
Investments in equity investees represents the Group’s investments in privately held companies, publicly traded companies and private equity funds. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance
common stock, according to ASC Topic 323,
Investment—Equity Method and Joint Ventures
(“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control.
An investment in
in-substance
common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.
Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income and its share of post-acquisition movements of accumulated other comprehensive income/(loss) are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments in publicly listed companies and certain privately held companies on one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.
The Group continually reviews its investments in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, financial and business performance, cash position and, recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.
Private equity funds pursue various investment strategies, including event driven and multi-strategy. Investments in private equity funds generally are not redeemable due to the closed-ended nature of these funds. These private equity funds, over which the Group does not have the ability to exercise significant influence, are accounted for under the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).

The Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”) in accordance with ASU
2016-01,
Financial Instruments—Overall (Subtopic
825-10)—Recognition
and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016-01”).
Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in “others, net” in the consolidated statements of operations and comprehensive income. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, financial and business performance, cash position and recent financing rounds. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in “others, net” in the consolidated statements of operations and comprehensive income if there is any. When the investments become qualified for use of the equity method, the Group remeasures the previously held interest in the investments at fair value, if any observable price changes in orderly transactions identified for an identical or a similar investment, immediately before it applying the equity method, in accordance with ASU
2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323).

Marketable securities and other investments
u. Marketable securities and other investments
The Group invests in marketable equity securities and other investments to meet business objectives. The marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets, the unrealized gains and losses on equity securities are recorded in “others, net” in the consolidated statements of operations and comprehensive income under ASU
2016-01.
Other investments are comprised of time deposits placed with banks and wealth management products with maturities more than one year. For wealth management products with variable interest rates as well as principal not guaranteed and deposits mainly indexed to foreign exchange, the Group elected the fair value option to account for them at fair value with changes in fair value recorded under “others, net” in the consolidated statement of operations and comprehensive income. For wealth management products and deposits that earn fixed interest rate return only if the Group held the securities to maturity, the Group classified them as held-to-maturity
and recorded at amortized cost considering its positive intent and ability to hold them to maturity.

Impairment of long-lived assets
v. Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset or an asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the asset or the asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or the asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or the asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or the asset group over its fair value.

Nonrecourse securitization debt and transfer of financial assets
w. Nonrecourse securitization debt and transfer of financial assets
The Group, in collaboration with JD Technology, periodically securitizes accounts receivable and loan receivables arising from consumer financing through the transfer of those assets to securitization vehicles. The securitization vehicles then issue (1) debt securities to third-party investors and JD Technology, or (2) trust beneficiary rights to the Group which are immediately transferred to third-party investors, collateralized by the transferred assets. The asset-backed debt securities issued by the securitization vehicles and the trust beneficiary rights transferred by the Group are nonrecourse to the Group and are payable only out of collections on their respective underlying collateralized assets.
The Group does not consolidate the securitization vehicles when no economic interests are retained by the Group, and the Group has no continuing involvements, including the servicer of the securitization vehicles. Transfers are accounted for as sale and corresponding transferred accounts receivable are de-recognized
in the consolidated balance sheets pursuant to ASC Topic 860,
Transfers and Servicing
(“ASC 860”), only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the rights to pledge or exchange the transferred assets, or the transferor has no continuing involvement with the transferred financial assets, and (iii) the transferor does not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfers of the assets are accounted for as a financing type transaction if the conditions in ASC
860-10-40-5
are not met. The common control relationship between the transferor and transferee is not considered when applying the derecognition criteria under ASC 860 as the transferee is not a consolidated affiliate or subsidiary of the transferor. The gain/loss recorded upon the sale accounting was immaterial for the periods presented.

Unsecured senior notes and long-term debts
x. Unsecured senior notes and long-term debts
Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Convertible senior notes are determined appropriately in accordance with the terms in relation to the conversion feature, call or/and put options, and other embedded features, if applicable. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt or/and equity components following the respective guidance described under ASC Topic 815,
Derivatives and Hedging
and ASC Topic 470,
Debt
. Debt discounts or premiums and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as “interest expense” in the consolidated statements of operations and comprehensive income over the earliest maturity date of the notes using the effective interest method.
Long-term debts are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the consolidated statements of operations and comprehensive income.

Fair value
y. Fair value
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The Group measures certain financial assets, including investments under the equity method on other-than-temporary basis, investments under the Measurement Alternative, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenues
z. Revenues
Consistent with the criteria of ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.
In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal and when the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues are recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues are recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value added taxes.
The Group recognizes revenues net of discounts and return allowances when the products are delivered and title is passed to customers. Significant judgement is required to estimate return allowances. For online retail business with return conditions, the Group reasonably estimates the possibility of return based on the historical experience, changes in judgments on these assumptions and such estimates could materially impact the amount of net revenues recognized. As of December 31, 2024 and 2025, liabilities for return allowances were RMB1,029 million and RMB1,063 million, respectively, which were included in “Accrued expenses and other current liabilities”. The rights to recover products from customers associated with the Group’s liabilities for return allowances are the Group’s assets, which were RMB1,056 million and RMB1,115 million as of December 31, 2024 and 2025, respectively, and were included in “Prepayments and other current assets”.
The Group also sells prepaid cards which can be redeemed to purchase products sold on the JD Platform. In accordance with ASC 606, the cash collected from the sales of prepaid cards is initially recorded in “advance from customers” in the consolidated balance sheets and subsequently recognized as revenues upon the sales of the respective products through redemption of prepaid cards are completed. The Group recognizes revenues from estimated unredeemed prepaid cards over the expected customer redemption periods, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote in accordance with ASC 606.
Revenue arrangements with multiple deliverables are divided into separate units of accounting based on the stand-alone selling price (“SSP”) of each separate unit. In instances where SSP is not directly observable, such as the Group does not have vendor-specific objective evidence or third-party evidence of the selling prices of the deliverables, considerations are allocated using estimated selling prices based on adjusted market assessment approach.

Net Product Revenues
The Group recognizes the product revenues from the online retail business on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods. Revenues from the sales of electronics and home appliance products were RMB538,799 million, RMB564,982 million and RMB605,131 million, and revenues from the sales of general merchandise products were RMB332,425 million, RMB363,025 million and RMB418,671 million, for the years ended December 31, 2023, 2024 and 2025, respectively. The Group’s net product revenues were mainly generated by the JD Retail segment.
Net Service Revenues
The Group charges commission fees to third-party merchants for participating in the Group’s online marketplace, where the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party merchants. Upon successful sales, the Group charges the third-party merchants a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowances.
The Group provides marketing services to third-party merchants, suppliers and other business partners on its various website channels and third-party marketing affiliate’s websites, including but not limited to pay for performance marketing services on which the customers are charged based on effective clicks on their product information, and display advertising services that allow customers to place advertisements on various websites. The Group recognizes revenues from pay for performance marketing services based on effective clicks, and recognizes revenues from display advertising services ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions. The Group did not enter into material advertising-for-advertising
barter transactions for the periods presented.
The Group offers integrated supply chain solutions and logistics services, primarily including warehousing and distribution services, express and freight, as well as on-demand
delivery services. Revenues from integrated supply chain solutions and logistics services are recognized over time because of the continuous transfer of control to the customers, while revenues from the on-demand
delivery services are recognized at the point of delivery of merchandise.
The Group also provides
on-demand
retail platform services, which include JD Food Delivery. The Group acts as an agent and charges the merchants a fixed rate commission fee based on the sales amount and commission fee revenues on a net basis at the point of delivery of merchandise upon successful sales. In addition, the Group fulfills the delivery needs of merchants and personnel customers, the Group has determined that it acts as the principal in the delivery service and recognizes revenues on a gross basis at a pre-determined amount for each completed delivery. These on-demand retail platform services and corresponding delivery services are usually included in the same contract with the customers, and each service is considered distinct and is determined to be a separate performance obligation. The transaction price is allocated on the basis of relative SSP, which is based on the observable price of each service that provided by the Group separately.
JD Plus memberships provide the Group’s core customers with a better shopping experience, access to an evolving suite of benefits that represent a single stand-ready obligation. Subscriptions are paid for at the time of or in advance of delivering the services. Revenues from such arrangements are recognized over the subscription period.
The Group offers comprehensive customer services, primarily including 7*24 hours customer services to respond to customers’ post-sales requests, return and exchange services to facilitate customers’ return, exchange and repair of defective goods. These services are free of charge. The Group also provides return/exchange logistics services to the customers, of which the revenues recognized were not material for the periods presented.
Revenues from online marketplace and marketing services were RMB84,726 million, RMB90,111 million and RMB107,131 million for the years ended December 31, 2023, 2024 and 2025, respectively, which were mainly generated by the JD Retail segment. Revenues from logistics and other services were RMB128,712 million, RMB140,701 million and RMB178,152 million, for the years ended December 31, 2023, 2024 and 2025, respectively, which were mainly generated by the JD Logistics segment.

Contract balances
aa. Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.
Unearned revenues consist of payments received or awards to customers related to unsatisfied performance obligation at the end of the period and are recognized in “Deferred revenues” and “Advance from customers” in the Group’s consolidated balance sheets. The non-current
portion of deferred revenues is included in “Other
non-current
liabilities” in the Group’s consolidated balance sheets and not significant. As of December 31, 2024, the Group’s total unearned revenues were RMB28,458 million, of which RMB23,238 million was recognized as revenues for the year ended December 31, 2025. The Group’s total unearned revenues were RMB30,949 million as of December 31, 2025, mainly expected to be recognized as revenue within one year.
The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain partner sales incentive programs. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Customer incentives and loyalty programs
bb. Customer incentives and loyalty programs
For the Group’s online retail business, the Group provides discounted coupons, mainly D Coupons, to its customers for free to incentivize purchase. D Coupons are given to a customer upon current purchase or can be given for free to promote future purchases. D Coupons require the customer to make future purchase of a minimum value in order to enjoy the value provided by the coupon. The rights to purchase discounted products in the future does not represent a material right to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers and relative outstanding volume and monetary value of D Coupons compared to the other discounts offered by the Group. D Coupons are accounted for as a reduction of revenues on the future purchase.
For the Group’s online marketplace and on-demand retail platform services, the Group also provides discounted coupons, mainly D coupons, to consumers at the Group’s own discretion. The Group evaluated the features of different incentive programs to determine whether the incentives represent explicit or implicit obligations to the consumers on behalf of merchants and if so, should be recorded as reduction of revenues. If the Group has determined that incentives provided to the consumers are not consideration payable to the merchants, the Group records these incentives as marketing expenses.
Registered customers may also earn J Beans, which were launched based on certain activities performed on the Group’s website by the customers and can be used against qualified purchases on JD Platform, which will directly reduce the amount paid by the customer, or redeemed for D Coupons that can be used in certain shops on JD Platform. The Group considers J Beans awarded to be a separate performance obligation identified in the contract. Therefore, the sales consideration is allocated to the products and J Beans based on the relative SSP of the products and J Beans awarded. Consideration allocated to J Beans is initially recorded as deferred revenues, and recognized as revenues when J Beans are used or expired. J Beans will expire at the subsequent year end after issuance. For the years ended December 31, 2023, 2024 and 2025, the amounts of expired J Beans were not material.

Cost of revenues
cc. Cost of revenues
Cost of revenues consists primarily of purchase price of products, inbound shipping charges, write-downs of inventories, traffic acquisition costs related to online marketing services, and cost related to logistics services provided to third parties.

Rebates
dd. Rebates
The Group periodically receives considerations from certain vendors, representing rebates for products purchased over a period of time. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of “cost of revenues” when recognized in the consolidated statements of operations and comprehensive income. Certain rebates are earned upon reaching minimum purchase or sales volume thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the volume threshold.

Fulfillment
ee. Fulfillment
Fulfillment expenses consist primarily of (i) expenses incurred in operating the Group’s fulfillment centers, customer service centers and physical stores, including personnel cost and expenses attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging, and preparing customer orders for shipment, processing payment and related transaction costs, (ii) expenses charged by third-party couriers for dispatching and delivering the Group’s products, (iii) lease expenses of warehouses, delivery and pickup stations, and physical stores, and (iv) depreciation and amortization of logistics and electronic equipment. The cost related to logistics services provided to third parties is classified in “cost of revenues” in the consolidated statements of operations and comprehensive income. Shipping costs included in fulfillment expenses amounted to RMB29,858 million, RMB32,643 million and RMB40,004 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Marketing
ff. Marketing
Marketing expenses consist primarily of advertising costs, public relations expenditures, and employee compensation and associated costs for marketing and business development activities. The Group pays commissions to participants in the associates program when their customer referrals result in successful product sales and records such costs in “marketing” in the consolidated statements of operations and comprehensive income.
Advertising costs, which consist primarily of online advertising, offline television, movie and outdoor advertising, and incentive programs to attract or retain consumers for the Group’s online marketplace and on-demand retail platform services, are expensed as incurred, and totaled
RMB31,761 million, RMB38,172 million and RMB72,236 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development
gg. Research and development
Research and development expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining technology platform, and application of artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include servers and other equipment depreciation, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s internal and external business. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative
hh. General and administrative
General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

Share-based compensation
ii. Share-based compensation
The Group grants restricted share units (“RSUs”) and share options of the Company and its subsidiaries to eligible employees and non-employees.
The Group accounts for share-based awards issued to employees and non-employees
in accordance with ASC Topic 718,
Compensation – Stock Compensation
.
Employees’ share-based awards and
non-employees’
share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
The Group uses the binomial option-pricing model or other appropriate methods to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.
Determination of estimated fair value of the Company’s subsidiaries before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company’s subsidiaries. The Company estimates the Company’s subsidiaries’ enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly includes but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.
The Group recognizes the estimated compensation cost of RSUs based on the fair value of its ordinary shares at the grant date, net of estimated forfeitures, over a vesting term for service-based RSUs.
Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.
A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. The Group recognizes incremental compensation cost for an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. Therefore, in relation to the modified award, the Group recognizes share-based compensation over the vesting periods of the modified award.

Income tax
jj. Income tax
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the carrying amounts in the financial statements and the tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income in the period of change. Deferred tax assets and liabilities are classified as non-current
in the consolidated balance sheets.
The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the more-likely-than-not
recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Leases
kk. Leases
Right-of-use
(“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in the lease is not readily determinable for the Group’s operating leases, the Group generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease
components separately. The Group has no material finance leases for any of the periods presented.
The Group also enters into sale and leaseback transactions. The Group acts as the seller-lessee, transfers its assets to a third-party entity (the buyer-lessor) and then leases the transferred assets back from the buyer-lessor at an arm-length
rental price. Upon consideration of ASC Topic
842-40-25-1
and ASC 606, the transfer of the underlying assets is considered as sales, and according to ASC Topic 842,
Leases
(“ASC 842”), the leaseback transaction is classified as an operating lease. Therefore, the sale and the leaseback of the underlying assets are separately accounted for by the Group. Upon completion of the transaction, the legal titles of these assets are transferred to the third-party entity (the buyer-lessor), and the Group derecognizes these transferred assets and recognizes gains or losses from disposal of these assets in accordance with ASC Topic 360,
Property, Plant and Equipment
. The leaseback transactions are accounted for under ASC 842, and the ROU assets and lease liabilities are recognized at commencement date accordingly.
The Group leases warehouses, offices, and store space to third-parties. The nature of the arrangements is operating lease which is neither a sales-type
nor direct-financing lease. As such, the underlying assets remain in the Group’s consolidated balance sheets at their carrying value and continue to depreciate the assets based on the estimated useful life. Rental revenues should be recognized on a straight-line basis (or another systematic basis if that basis is more representative of the pattern in which income is earned from the underlying assets over the term of the respective lease). The Group records an unbilled rent receivable, which is the amount by which straight-line rental revenues exceed rents currently billed in accordance with the lease.

Comprehensive income/(loss)
ll. Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented primarily includes net income and foreign currency translation adjustments.

Net income per share
mm. Net income per share
Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method, and dilution impact of convertible senior notes using the if-converted
method. Additionally, the Company takes into account the effect of dilutive shares of entities in which the Company holds equity interests. The dilutive impacts from equity interests mainly include equity investments accounted for using the equity method and the consolidated subsidiaries. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive.

Segment reporting
nn. Segment reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the
Chief Executive Officer.
Before 2024, the Company reported four reportable segments, JD Retail, JD Logistics, Dada Nexus Limited (“Dada”) and New Businesses. JD Retail, including JD Health and JD Industrials, among other operating segments, mainly engage in online retail, online marketplace and marketing services in China. JD Logistics includes both internal and external logistics businesses. Dada is a local on-demand
delivery and retail platform in China. New Businesses mainly included multiple operating segments, such as JD Property, Jingxi and overseas businesses which do not individually meet the quantitative and qualitative thresholds to be individually reportable and were aggregated given majority similarities.
From the first quarter of 2024, the Company started to report three reportable segments, JD Retail, JD Logistics and New Businesses, to reflect changes made to the reporting structure whose financial information is reviewed by the CODM under the ongoing operating strategies. JD Retail, which includes JD Health and JD Industrials, mainly engage in online retail, online marketplace and marketing services in China. JD Logistics includes both internal and external logistics businesses. New Businesses mainly included multiple operating segments, such as Dada, JD Property, Jingxi and overseas businesses which do not individually meet the quantitative and qualitative thresholds to be individually reportable and were aggregated given majority similarities. Following its privatization in the second quarter of 2025, Dada became a wholly-owned subsidiary of the Group. The Company further realigned Dada’s business strategy to provide the infrastructure support for the Company’s strategic expansion into food delivery business. Since then New Businesses mainly included JD Food Delivery and Jingxi, which together engage businesses in high-frequency daily necessities, JD Property and overseas businesses.
These changes align with the manner in which the Group’s CODM uses financial information to evaluate the performance of, and to allocate resources to, each of the operating segments. The prior periods’ segment operating results have been retrospectively recast in 2024 to conform to current period presentation.

Statutory reserves
oo. Statutory reserves
The Company’s subsidiaries and consolidated VIEs established in the Chinese mainland are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly owned foreign enterprise have to make appropriations from their after-tax
profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.
In addition, in accordance with the PRC Company Laws, the consolidated VIEs, registered as Chinese domestic companies, must make appropriations from their after-tax
profits as determined under the PRC GAAP to
non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are liabilities in nature and are restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2023, 2024 and 2025, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the Chinese mainland was approximately RMB2,636 million, RMB579 million and RMB929 million, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Government financial incentives
pp. Government financial incentives
Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in “others, net” in the consolidated statements of operations and comprehensive income when the government financial incentives are received and no further conditions need to be met, otherwise the received amounts are recorded as liabilities. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.

Assets held for sale
qq. Assets held for sale
Classification of long-lived assets (or disposal group) as held for sale typically occurs upon the execution of a purchase and sale agreement and belief by management that the sale or disposition is probable of occurrence within one year. Upon determining that long-lived assets (or disposal groups)) meet the held for sale criteria, the Company discontinues depreciating the relevant long-lived assets, including property, equipment and software, intangible assets and ROU assets, and measures such assets or disposal groups in consolidated balance sheets at the lower of its carrying amount or fair value less the cost to sell. The Company presents these long-lived assets and liabilities directly associated with these assets as held for sale in its consolidated balance sheets and classifies them as current assets and liabilities. The Company reports the results of operations of its long-lived assets (or disposal group) sold or held for sale in its consolidated statements of operations and comprehensive income through the date of sale.

Recent accounting pronouncements
rr. Recent accounting pronouncements
Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), income (or loss) from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. The Group adopted this update prospectively on January 1, 2025. The adoption did not have a material impact on the consolidated financial statements, and the required disclosures are included in Note 19.
Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (“ASU
2024-03”),
and in January 2025, the FASB issued ASU
No. 2025-01,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date (“ASU
2025-01”).
ASU
2024-03
requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU
2024-03,
as clarified by ASU
2025-01,
is effective for annual periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. This guidance will be applied either prospectively or retrospectively. The Group is currently evaluating the impact that the adoption of these standards will have on the consolidated financial statements.
In July 2025, the FASB issued ASU
2025-05,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, and requires prospective application. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.
In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which removes all references to software development project stages so that the guidance is neutral to different software development methods. Therefore, under ASU 2025-06, software capitalization will begin when management has authorized and committed to funding the software project and when it is probable that the project will be completed and the software will be used to perform the function intended. ASU 2025-06 will be effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods with early adoption permitted. The guidance is to be applied on a prospective basis, or on a modified transition approach or a retrospective transition approach. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.
In December 2025, the FASB issued ASU
2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those annual reporting periods, with early adoption permitted. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.